LOSS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Numerator
Weighted average shares outstanding, Diluted	$ (6,767)	$ (75,339)	$ (104,611)
Denominator
Weighted average shares outstanding, Basic	1,183	968	806
Weighted average shares outstanding, Diluted	1,183	968	806
Loss per share, Basic	$ (5.72)	$ (77.83)	$ (129.79)
Loss per share, Diluted	$ (5.72)	$ (77.83)	$ (129.79)